Business acquisition and deconsolidation	12 Months Ended
Dec. 31, 2024
Business acquisition and deconsolidation
Business acquisition and deconsolidation

9. Business acquisition and deconsolidation

(a) Acquisition of Gaipu (Shanghai) Commercial Co., Ltd. (“Gap Shanghai”, formerly knowns as Gap (Shanghai) Commercial Co., Ltd.)

Gap Shanghai was wholly owned by Gap Inc. (“Gap”), America’s specialty apparel company, offering apparel, accessories, and personal care products for women, men, and children. It has been operating since the opening of its first China store in 2010. In February 2023, the Group acquired 100% equity interest of Gap Shanghai for a total cash consideration of RMB176,385.

The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities as of the date of acquisition is summarized as follows:

Amounts
Total cash consideration	176,385
Total assets	960,230
Total liabilities	(780,377)
Total net assets	179,853
Gain on acquisition of a subsidiary	(3,468)

(b) Acquisition of Shanghai Mansen Brand Management Co., Ltd(“Shanghai Mansen”)

Shanghai Mansen is committed to creating a beauty and health brand that conforms to the health and ecological management of Chinese consumers. In April 2023, the Group acquired 51% equity interest of Shanghai Mansen for a total cash consideration of RMB32,640 and recognized a goodwill of RMB10,588.

(c) Acquisition of Hangzhou Baichen Technology Co., Ltd (“Zhejiang Baichen”)

Hangzhou Baichen is committed to provision of professional comprehensive service specializing in digital marketing for renowned brands across the country. In October 2023, the Group increased its equity interest of Hangzhou Baichen to 51% for a total cash consideration of RMB3,112 and recognized a goodwill of RMB762.

(d) Acquisition of Zhejiang Location Information Technology Co., Ltd. (‘‘Zhejiang Location”, formerly knowns as Hangzhou Location Information Technology Co., Ltd.)

Zhejiang Location primarily specializes in offering integrated Douyin and cross-platform content-driven e-commerce and marketing solutions. In April 2024, the Group acquired 51% equity interest of Zhejiang Location for a total consideration of RMB75,885 and recognized a goodwill of RMB56,870.

The following table summarizes the consideration paid for acquisition of Zhejiang Location and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date, as well as the fair value at the acquisition date of noncontrolling interests in Zhejiang Location

Amounts
Consideration
Cash	43,795
Contingent consideration arrangement - current	32,090
Fair value of total consideration transferred	75,885

Recognized amounts of identifiable assets acquired and liabilities assumed
Total assets	117,035
Total liabilities	(36,502)
Total identifiable net assets	80,533

Redeemable noncontrolling interests in Zhejiang Location (see Note 16)	(48,962)
Noncontrolling interests in Zhejiang Location	(12,555)
Goodwill	56,869
75,885

The contingent consideration arrangement requires the Company to pay up to a maximum amount of RMB32.7 million (undiscounted) in cash to the original shareholders of Zhejiang Location upon the achievement of certain performance conditions specified in the respective investment agreement. The fair value of the contingent consideration arrangement was estimated by applying the income approach with significant unobservable inputs including a discount rate and expected achievement rate. As of December 31, 2024, the amount recognized for the contingent consideration arrangement and the assumptions used to develop the estimates had not changed.

The fair value of noncontrolling interests in Zhejiang Location was estimated by applying the income approach with significant unobservable inputs including projected revenue, growth rates and projected operating profits, discount rate and discount on the lack of control.

The transaction costs related to the above acquisitions were immaterial. The financial results of the acquired businesses, which are not material, have been included in the Company’s consolidated financial statements for the period subsequent to their acquisitions. Pro forma information is not presented for the acquisitions as the impact to the consolidated financial statements is not material.

Goodwill was recognized as a result of expected synergies from combining operations of the Group and acquired business and other intangible assets that don’t qualify for separate recognition. Goodwill is not amortized and is not deductible for tax purposes.